SHAREHOLDERS' EQUITY (Details 2) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	3,805,585
Options outstanding weighted average remaining contractual life (years)	4 years 4 months 20 days	[1]
Options outstanding and exercisable	33,171
Options exercisable weighted average remaining contractual life (years)	4 years 4 months 20 days	[1]
RSUs only [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	3,772,414
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Investment Options Exercise Prices | $ / shares	$ 5.37
Options outstanding	12,425
Options outstanding weighted average remaining contractual life (years)	5 years 2 months 26 days	[1]
Options outstanding and exercisable	12,425
Options exercisable weighted average remaining contractual life (years)	5 years 2 months 26 days	[1]
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum | $ / shares	$ 20.42
Range of exercise price, maximum | $ / shares	$ 33.75
Options outstanding	12,943
Options outstanding weighted average remaining contractual life (years)	4 years 4 months 6 days	[1]
Options outstanding and exercisable	12,943
Options exercisable weighted average remaining contractual life (years)	4 years 4 months 6 days	[1]
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum | $ / shares	$ 50
Range of exercise price, maximum | $ / shares	52.5
$50-$52.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum | $ / shares	182.5
Range of exercise price, maximum | $ / shares	$ 524.25
Options outstanding	6,230
Options outstanding weighted average remaining contractual life (years)	3 years 5 months 15 days	[1]
Options outstanding and exercisable	6,230
Options exercisable weighted average remaining contractual life (years)	3 years 5 months 15 days	[1]
$182.5-$524.25 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	1,573
Options outstanding weighted average remaining contractual life (years)	1 year 7 months 24 days	[1]
Options outstanding and exercisable	1,573
Options exercisable weighted average remaining contractual life (years)	1 year 7 months 24 days	[1]

[1]	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.